FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
	As of December 31, 2022
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale marketable securities	$-	$4,293	$-	$4,293
Foreign currency derivative contracts	-	23	-	23

Liabilities:
Earn-out liability	-	-	(656)	(656)
Foreign currency derivative contracts	-	(901)	-	(901)

Total financial net assets	$-	$3,415	$(656)	$2,759

	As of December 31, 2021(*)
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Assets:
Available-for-sale marketable securities	$-	$11,531	$-	$11,531
Foreign currency derivative contracts	-	*980	-	980

Liabilities:
Foreign currency derivative contracts	-	*(78)	-	(78)

Total financial net assets	$-	$12,433	$-	$12,433

(*) Reclassifed.

Schedule of Fair Value Measurements Using Significant Unobservable Inputs
Balance at January 1, 2022	$-

Earn Out liability – Keepers	652
Earn Out liability adjustments due to exchange rates
Adjustment due to change in forecast and time value of earn-out consideration	4

Balance at December 31, 2022	$656